Concentrations - Schedule of Concentration of Risks (Details) (10-K)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues [Member] | Customer A [Member]
Percentage of revenues	28.75%	29.97%
Revenues [Member] | Customer B [Member]
Percentage of revenues	19.83%	40.93%
Revenues [Member] | Customer C [Member]
Percentage of revenues	14.23%	4.61%
Revenues [Member] | Customer D [Member]
Percentage of revenues	12.85%
Accounts Receivable [Member] | Customer A [Member]
Percentage of revenues	44.34%	78.92%
Accounts Receivable [Member] | Customer B [Member]
Percentage of revenues	23.21%	5.24%
Accounts Receivable [Member] | Customer C [Member]
Percentage of revenues	21.33%	1.15%